CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income/(loss)		$ 176,980	$ 238,511	$ 97,313
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision/(provision credit) for loan losses		0	11,000	9,000
Provision/(benefit) for deferred income taxes		121,001	79,604	24,196
Depreciation and amortization of premises and equipment		34,703	32,387	35,780
Amortization of intangible assets		8,728	5,198	5,253
Net other amortization and accretion		27,493	27,088	19,710
Net (increase)/decrease in derivatives		(26,662)	1,886	(6,617)
Fair value adjustment on interest-only strips		(1,021)	0	0
Repurchase and foreclosure provision/(provision credit)		(20,000)	(31,400)	0
(Gains)/losses and write-downs on OREO, net		(61)	8	1,258
Litigation and regulatory matters		40,250	13,400	15,118
Stock-based compensation expense		20,627	17,536	13,796
Equity securities (gains)/losses, net		(109)	144	458
Debt securities (gains)/losses, net		(483)	(1,485)	(1,836)
(Gain)/loss on extinguishment of debt		14,329	0	(5,793)
Net (gains)/losses on sale/disposal of fixed assets		6,657	3,447	454
Qualified pension plan contributions		(5,100)	(165,000)	0
Loans held-for-sale:
Purchases and originations		(2,001,708)	(165,887)	(9,731)
Gross proceeds from settlements and sales		1,780,047	181,136	25,587
(Gain)/loss due to fair value adjustments and other		(6,624)	(155)	(913)
Net (increase)/decrease in:
Trading securities		(381,057)	(18,050)	311,210
Fixed income receivables		(11,282)	6,249	(21,172)
Interest receivable		(34,352)	1,627	4,804
Other assets		243,057	(7,191)	(78,824)
Net increase/(decrease) in:
Trading liabilities		76,667	(4,171)	(28,295)
Fixed income payables		(68,495)	(2,070)	4,915
Interest payable		5,934	(4,535)	(9,124)
Other liabilities		(16,877)	(36,546)	(39,153)
Total adjustments		(194,338)	(55,780)	270,081
Net cash provided/(used) by operating activities		(17,358)	182,731	367,394
Available-for-sale securities:
Sales		936,958	444,222	69,650
Maturities		583,014	736,956	664,335
Purchases		(1,558,990)	(1,239,912)	(1,066,194)
Held-to-maturity securities:
Prepayments and maturities		4,740	0	0
Purchases		0	0	(10,000)
Premises and equipment:
Sales		3,416	11,396	41,143
Purchases		(53,046)	(62,554)	(39,947)
Proceeds from sales of OREO		13,468	27,135	23,253
Net (increase)/decrease in:
Loans	[1]	(808,399)	(1,931,026)	(1,216,419)
Interests retained from securitizations classified as trading securities		865	2,429	1,731
Interest-bearing cash		(121,434)	(457,198)	1,019,131
Cash (paid)/received for acquisitions, net		(336,634)	0	(5,087)
Net cash provided/(used) by investing activities		(1,336,042)	(2,468,552)	(518,404)
Common stock:
Stock options exercised		6,132	22,479	7,219
Cash dividends paid		(79,904)	(63,504)	(53,947)
Repurchase of shares	[2]	(5,554)	(97,396)	(32,648)
Cash dividends paid - preferred stock - noncontrolling interest		(11,434)	(11,434)	(11,559)
Cash dividends paid - Series A preferred stock		(6,200)	(6,200)	(6,200)
Term borrowings:
Issuance		121,184	100	495,555
Payments/maturities		(147,413)	(267,527)	(1,026,708)
Increases in restricted and secured term borrowings		7,960	0	0
Net increase/(decrease) in:
Deposits		(197,158)	2,705,757	1,555,280
Short-term borrowings		2,080,039	10,277	(816,324)
Net cash provided/(used) by financing activities		1,767,652	2,292,552	110,668
Net increase/(decrease) in cash and cash equivalents		414,252	6,731	(40,342)
Cash and cash equivalents at beginning of period		1,037,794	1,031,063	1,071,405
Cash and cash equivalents at end of period		1,452,046	1,037,794	1,031,063
Supplemental Disclosures
Total interest paid		140,373	92,456	90,722
Total taxes paid		54,417	11,609	14,990
Total taxes refunded		8,285	3,950	33,909
Transfer from loans to OREO		$ 6,624	$ 10,317	$ 16,728

[1]	2016 includes $537.4 million UPB of loans acquired from GE Capital.
[2]	2016 and 2015 include $93.5 million and $28.4 million, respectively, repurchased under share repurchase programs.